UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Floating Rate Plus Fund

	Principal Amount ($)	Value ($)

Senior Loans* 87.6%
Consumer Discretionary 26.9%
Bombardier Recreational Products, Inc., Term Loan, LIBOR plus 2.5%, 5.707%, 6/28/2013	500,000	442,500
Bresnan Communications LLC, Term Loan 2nd Lien, LIBOR plus 4.5%, 7.707%, 3/29/2014	1,000,000	915,000
Buffets, Inc.:
Credit Link Deposit, LIBOR plus 2.75%, 5.957%, 5/1/2013	117,445	58,233
Term Loan, LIBOR plus 2.75%, 5.957%, 11/1/2013	879,195	435,936
CanWest MediaWorks LP:
Term Loan, LIBOR plus 2.0%, 5.207%, 7/10/2014	493,750	457,953
Term Loan B, LIBOR plus 2.0%, 5.207%, 7/17/2014	992,500	952,800
Charter Communications Operating LLC, Term Loan B, LIBOR plus 5.0%, 8.207%, 3/6/2014	399,000	394,677
Dex Media West, Inc., Term Loan B, LIBOR plus 3.75%, 6.957%, 10/24/2014	500,000	460,937
Dollar General Corp., Term Loan B, LIBOR plus 2.75%, 5.957%, 7/6/2014	500,000	460,795

Golden Nugget, Inc., Term Loan, LIBOR plus 3.25%, 6.457%, 12/31/2014	1,000,000	630,000
Gregg Appliances, Inc., Term Loan, LIBOR plus 2.25%, 5.457%, 7/13/2013	892,500	807,713
Idearc, Inc., Term Loan B, LIBOR plus 2.0%, 5.207%, 11/17/2014	987,469	699,083
Isle of Capri Casinos, Inc.:
Term Delay Draw, LIBOR plus 1.75%, 4.957%, 11/25/2013	175,588	151,298
Term Loan, LIBOR plus 1.75%, 4.957%, 11/25/2013	582,353	501,793
Term Loan B, LIBOR plus 1.75%, 4.957%, 11/25/2013	232,941	200,717
Las Vegas Sand LLC (Venetian):
Term Delay Draw, LIBOR plus 1.75%, 4.957%, 5/23/2014	167,364	143,372
Term Loan B, LIBOR plus 1.75%, 4.957%, 5/23/2014	828,452	709,689
Local TV Finance LLC, Term Loan, LIBOR plus 2.0%, 5.207%, 5/7/2013	495,000	433,125
Merrill Communications LLC, Term Loan 2nd Lien, LIBOR plus 6.5%, 9.707%, 11/15/2013	400,000	286,000
MGM Holdings II, Inc., Term Loan B, LIBOR plus 3.25%, 6.457%, 4/8/2012	494,937	379,040
National CineMedia LLC, Term Loan, LIBOR plus 1.75%, 4.957%, 2/13/2015	500,000	453,250
Network Communications, Inc., Term Loan, LIBOR plus 2.0%, 5.207%, 11/30/2012	927,773	811,801
New World Gaming Partners Holdings, Ltd.:
Term Delay Draw, LIBOR plus 2.25%, 5.457%, 1/19/2019	166,667	128,889
Term Loan, LIBOR plus 2.25%, 5.457%, 7/19/2014	829,167	641,224
Reader's Digest Association, Inc., Term Loan, LIBOR plus 2.0%, 5.207%, 3/2/2014	987,500	802,344
Ticketmaster, Term Loan B, LIBOR plus 2.75%, 5.957%, 7/25/2014	300,000	301,875
Toys "R" Us, Inc., Term Loan, LIBOR plus 4.25%, 7.457%, 7/19/2012	995,025	954,294
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6.207%, 5/17/2014	990,000	685,080
Univision Communications, Inc.:
Term Delay Draw, LIBOR plus 2.25%, 5.457%, 9/29/2014	33,557	27,181
Term Loan 1st Lien, LIBOR plus 2.25%, 5.457%, 10/20/2008	966,443	782,819

		15,109,418
Consumer Staples 2.3%
Advance Food Co., Inc., Term Loan 2nd Lien, LIBOR plus 4.25%, 7.457%, 9/16/2014	750,000	645,000
New UNO Acquisition Corp., Term Loan B, LIBOR plus 3.75%, 6.957%, 8/7/2014	200,000	201,097
Van Houtte, Inc.:
Term Loan B, LIBOR plus 2.5%, 5.707%, 7/19/2014	435,600	405,108
Term Loan C, LIBOR plus 2.5%, 5.707%, 7/19/2014	59,400	55,242

		1,306,447
Energy 7.7%
Atlas Pipeline Partners LP, Term Loan, LIBOR plus 2.5%, 5.707%, 7/23/2014	853,238	834,748
Calumet Specialty Products Partners LP:
Credit Link Deposit, LIBOR plus 4.0%, 7.207%, 1/3/2014	114,943	102,012
Term Loan, LIBOR plus 4.0%, 7.207%, 1/3/2014	866,690	769,187
CCS, Inc., Term Loan, LIBOR plus 3.0%, 6.207%, 11/14/2014	498,747	442,638
Dresser, Inc., Term Loan 1st Lien, LIBOR plus 2.5%, 5.707%, 5/4/2014	988,251	946,992
Express Energy Services Holding LP, Term Loan, LIBOR plus 5.25%, 8.457%, 7/10/2013	500,000	495,000
Quicksilver Resources, Inc., Term Loan, LIBOR plus 4.5%, 7.707%, 8/8/2013	750,000	746,250

		4,336,827
Financials 4.4%
Algoma Acquisition Corp., Term Loan, LIBOR plus 2.5%, 5.707%, 6/20/2013	708,611	674,066
Conseco, Inc., Term Loan, LIBOR plus 2.0%, 5.207%, 10/10/2013	1,000,000	845,000
Nuveen Investments, Inc., Term Loan, LIBOR plus 3.0%, 6.207, 11/7/2014	997,500	924,977

		2,444,043
Health Care 8.5%
Community Health Systems, Inc., Term Loan, LIBOR plus 2.25%, 5.457%, 1/16/2009	907,024	859,469
HCA, Inc., Term Loan B, LIBOR plus 2.25%, 5.457%, 11/17/2013	994,950	934,263
Health Management Associates, Inc., Term Loan B, LIBOR plus 1.75%, 4.957%, 2/28/2014	950,263	874,836
Mylan, Inc., Term Loan B, LIBOR plus 3.25%, 6.457%, 10/2/2014	995,000	987,368

Surgical Care Affiliates LLC, LIBOR plus 2.25%, 5.457%, 12/29/2014	297,000	262,845
Symbol Merger Sub, Inc.:
Term Loan A, LIBOR plus 3.25%, 6.457%, 8/23/2013	474,250	426,825
Term Loan B, LIBOR plus 3.25%, 6.457%, 8/23/2014	474,250	426,825

		4,772,431
Industrials 14.4%
Acosta, Inc., Term Loan, LIBOR plus 2.25%, 5.457%, 7/28/2013	989,899	923,081
ARAMARK Corp.:
Credit Link Deposit, LIBOR plus 2.0%, 5.207%, 1/26/2014	58,002	55,098
Term Loan, LIBOR plus 2.0%, 5.207%, 1/26/2014	834,698	792,905
Asurion Corp., Term Loan, LIBOR plus 3.0%, 6.207%, 7/16/2014	1,000,000	939,750
BE Aerospace, Inc., Term Loan B, LIBOR plus 2.75%, 5.957%, 7/25/2014	400,000	401,000
FR Brand Acquisition Corp., Term Loan B, LIBOR plus 2.25%, 5.457%, 2/7/2014	990,600	916,305
GenCorp, Inc.:
Credit Link Deposit, LIBOR plus 2.25%, 5.457%, 4/30/2013	312,500	303,125
Term Loan, LIBOR plus 2.25%, 5.457%, 4/30/2013	172,831	167,646
Getty Images, Inc., Term Loan B, LIBOR plus 4.0%, 7.207%, 7/2/2015	875,000	874,890
Gleason Corp., Term Loan, LIBOR plus 2.0%, 5.207%, 6/30/2013	243,728	230,932
Sabre, Inc., Term Loan, LIBOR plus 2.25%, 5.457%, 9/30/2014	1,000,000	766,250
Travelport, Inc., Term Delay Draw, LIBOR plus 2.25%, 5.457%, 8/23/2013	992,481	836,414
West Corp., Term Loan B2, LIBOR plus 2.375%, 5.582%, 10/24/2013	994,962	874,572

		8,081,968
Information Technology 6.4%
First Data Corp., Term Loan B1, LIBOR plus 2.75%, 5.957%, 9/24/2014	992,500	913,155
JRD Holdings, Inc., Term Loan A, LIBOR plus 2.5%, 5.707%, 7/2/2014	484,375	460,156
Macrovision Solutions Corp., Term Loan, LIBOR plus 3.75%, 6.957%, 5/2/2013	400,000	400,250
SunGard Data Systems, Inc., Term Loan, LIBOR plus 2.0%, 5.207%, 2/28/2014	994,950	937,432
Vangent, Inc., Term Loan, LIBOR plus 2.25%, 5.457%, 2/14/2013	962,264	904,528

		3,615,521
Materials 5.8%
Graphic Packaging International, Inc., Term Loan C, LIBOR plus 2.75%, 5.957%, 5/16/2014	79,600	77,068
Ineos Holdings Ltd.:
Term Loan B-2, LIBOR plus 2.25%, 5.457%, 12/16/2013	500,000	431,382
Term Loan C-2, LIBOR plus 2.75%, 5.957%, 12/16/2014	500,000	430,260
Newpage Holding Corp., Term Loan B, LIBOR plus 3.75%, 6.957%, 12/7/2014	995,000	974,195
Noranda Aluminum Holding Corp., Term Loan B, LIBOR plus 2.0%, 5.207%, 5/18/2014	462,882	437,135

Novelis, Inc.:
Term Loan, LIBOR plus 2.0%, 5.207%, 7/6/2014	680,625	640,638
Term Loan, LIBOR plus 2.0%, 5.207%, 7/14/2014	309,375	291,199

		3,281,877
Telecommunication Services 8.3%
Cavtel Holdings LLC, Term Loan, LIBOR plus 4.75%, 7.957%, 12/31/2012	981,580	738,026
Gabriel Communications Finance Co., Term Loan B, LIBOR plus 3.25%, 6.457%, 5/31/2014	990,000	907,914
Hughes Network Systems LLC, Term Loan, LIBOR plus 2.5%, 5.707%, 4/15/2014	500,000	457,500
One Communications Corp., Term Loan C, LIBOR plus 3.5%, 6.707%, 4/19/2013	744,097	656,293
Sorenson Communications, Inc., Term Loan C, LIBOR plus 2.5%, 5.707%, 8/16/2013	936,328	894,488
Telesat LLC:
Term Delay Draw, LIBOR plus 3.0%, 6.207%, 10/31/2014	82,597	79,514
Term Loan, LIBOR plus 3.0%, 6.207%, 10/31/2014	962,486	926,562

		4,660,297

Utilities 2.9%
Calpine Corp., Term Loan, LIBOR plus 2.875%, 6.082%, 3/29/2014		242,451	225,883
NRG Energy, Inc.:
	Credit Link Deposit, LIBOR plus 1.75%, 4.957%, 2/1/2013	236,215	224,779
	Term Loan, LIBOR plus 1.75%, 4.957%, 2/1/2013	482,030	458,692
Texas Competitive Electric Holdings Co., LLC:
	Term Loan B2, LIBOR plus 3.5%, 6.707%, 10/10/2014	397,000	370,500
	Term Loan B3, LIBOR plus 3.5%, 6.707%, 12/31/2012	397,000	370,427

			1,650,281

Total Senior Loans (Cost $53,739,501)			49,259,110
	Government & Agency Obligation 0.9%
US Treasury Obligation US Treasury Bill, 1.35% **, 10/16/2008 (a) (Cost $479,190)		480,000	479,064
		Shares	Value ($)

	Cash Equivalents 11.7%
Cash Management QP Trust, 2.44% (b) (Cost $6,608,375)		6,608,375	6,608,375
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $60,827,066) †		100.2	56,346,549
Other Assets and Liabilities, Net		(0.2)	(108,227)

Net Assets		100.0	56,238,322

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major US bank or LIBOR, and are shown at their current rate as of August 31, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $60,719,331. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $4,372,782. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $215,161 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,587,943.

(a)	At August 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
LIBOR: Represents the London InterBank Offered Rate.
At August 31, 2008, the Fund had unfunded loan commitments of $46,404 which could be extended at the option of the borrower, pursuant to the following loan agreement:
	Unfunded Loan		Unrealized
Borrower	Commitment ($)	Value ($)	Depreciation ($)
Community Health Systems, Inc., Term Delay Draw, 7/16/2014	46,404	43,971	(2,433)

At August 31, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	9/15/2008	13	1,087,437	1,139,865	52,428
10 Year US Treasury Note	12/19/2008	54	6,240,768	6,237,000	(3,768)
United Kingdom Treasury Bond	12/29/2008	31	6,319,418	6,324,985	5,567
Total net unrealized appreciation					54,227

At August 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Federal Republic of Germany Bond	9/8/2008	38	6,212,115	6,364,181	(152,066)
10 Year Japanese Government Bond	9/9/2008	36	4,445,803	4,576,706	(130,903)
10 Year Canadian Government Bond	12/18/2008	16	1,792,812	1,800,113	(7,301)
Total unrealized depreciation					(290,270)

As of August 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
AUD	1,190,000	USD	1,084,090	9/17/2008	67,756
AUD	1,907,000	USD	1,782,645	9/17/2008	153,948
CHF	1,961,000	USD	1,887,810	9/17/2008	108,069
CHF	331,000	USD	324,981	9/17/2008	24,576
GBP	514,000	USD	999,987	9/17/2008	66,150
SEK	9,771,000	USD	1,628,962	9/17/2008	114,153
SEK	177,000	USD	28,909	9/17/2008	1,469
SEK	2,648,000	USD	436,675	9/17/2008	26,153
SGD	1,758,000	USD	1,277,440	9/17/2008	36,034
Total unrealized appreciation					598,308

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
USD	1,513,808	CAD	1,579,000	9/17/2008	(28,699)
USD	559,908	CAD	571,000	9/17/2008	(22,861)
USD	77,885	CHF	82,000	9/17/2008	(3,464)
USD	1,589,596	EUR	1,031,000	9/17/2008	(78,762)
USD	24,728	EUR	16,000	9/17/2008	(1,282)
USD	517,230	GBP	261,000	9/17/2008	(43,045)
USD	493,011	GBP	253,000	9/17/2008	(33,360)

USD	723,841	JPY	77,244,000	9/17/2008	(12,572)
USD	541,142	JPY	58,252,000	9/17/2008	(4,752)
USD	168,547	JPY	17,868,000	9/17/2008	(4,017)
USD	3,830,832	NOK	19,964,000	9/17/2008	(157,857)
USD	945,616	NOK	4,826,000	9/17/2008	(57,729)
USD	259,307	SGD	351,000	9/17/2008	(11,449)
USD	4,792,829	SGD	6,550,000	9/17/2008	(167,569)
Total unrealized depreciation					(627,418)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 6,608,375	$ (236,043)
Level 2	32,086,133	(31,543)
Level 3	17,652,041	-
Total	$ 56,346,549	$ (267,586)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, forward foreign currency exchange contracts and unfunded loan commitments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at August 31, 2008.

Investments in Securities
Balance as of June 1, 2008	$ 15,659,552
Total realized gain (loss)	721
Change in unrealized appreciation (depreciation)	(198,314)

Amortization Premium/Discount	31,252
Net purchases (sales)	2,158,830
Net transfers in (out) of Level 3	-
Balance as of August 31, 2008	$ 17,652,041

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008